Schedule of Investments (unaudited) December 31, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Howmet Aerospace Inc.	100	$2,854
Teledyne Technologies Inc.(a)	9	3,528
TransDigm Group Inc.(a)	13	8,045

		14,427

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	34	3,191
Expeditors International of Washington Inc.	42	3,995
FedEx Corp.	61	15,837
United Parcel Service Inc., Class B	180	30,312

		53,335

Airlines — 0.3%
Alaska Air Group Inc.	32	1,664
American Airlines Group Inc.	154	2,428
Delta Air Lines Inc.	160	6,434
Southwest Airlines Co.	149	6,945
United Airlines Holdings Inc.(a)	75	3,244

		20,715

Auto Components — 0.2%
Aptiv PLC	68	8,860
BorgWarner Inc.	61	2,357

		11,217

Automobiles — 0.3%
Ford Motor Co.	983	8,640
General Motors Co.	317	13,200

		21,840

Banks — 3.9%
Bank of America Corp.	1,915	58,044
Citigroup Inc.	524	32,310
Citizens Financial Group Inc.	107	3,826
Comerica Inc.	35	1,955
Fifth Third Bancorp.	180	4,962
First Republic Bank/CA	44	6,465
Huntington Bancshares Inc./OH	255	3,221
JPMorgan Chase & Co.	767	97,463
KeyCorp	245	4,020
M&T Bank Corp.	32	4,073
People’s United Financial Inc.	105	1,358
PNC Financial Services Group Inc. (The)	107	15,943
Regions Financial Corp.	240	3,869
SVB Financial Group(a)	13	5,042
Truist Financial Corp.	340	16,296
U.S. Bancorp.	346	16,120
Zions Bancorp NA	40	1,738

		276,705

Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	46	3,654
Coca-Cola Co. (The)	973	53,359
Constellation Brands Inc., Class A	43	9,419
Molson Coors Beverage Co., Class B	47	2,124
Monster Beverage Corp.(a)	93	8,601
PepsiCo Inc.	348	51,608

		128,765

Biotechnology — 2.1%
AbbVie Inc.	444	47,575
Alexion Pharmaceuticals Inc.(a)	55	8,593
Amgen Inc.	146	33,568
Biogen Inc.(a)	39	9,550

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences Inc.	315	$18,352
Incyte Corp.(a)	47	4,088
Regeneron Pharmaceuticals Inc.(a)	27	13,044
Vertex Pharmaceuticals Inc.(a)	66	15,598

		150,368

Building Products — 0.5%
A O Smith Corp.	35	1,919
Allegion PLC	23	2,677
Carrier Global Corp.	205	7,733
Fortune Brands Home & Security Inc.	35	3,000
Johnson Controls International PLC	182	8,479
Masco Corp.	65	3,570
Trane Technologies PLC	61	8,855

		36,233

Capital Markets — 3.1%
Ameriprise Financial Inc.	30	5,830
Bank of New York Mellon Corp. (The)	205	8,700
BlackRock Inc.(b)	35	25,254
Cboe Global Markets Inc.	27	2,514
Charles Schwab Corp. (The)	375	19,890
CME Group Inc.	91	16,567
Franklin Resources Inc.	69	1,724
Goldman Sachs Group Inc. (The)	86	22,679
Intercontinental Exchange Inc.	141	16,256
Invesco Ltd.	95	1,656
MarketAxess Holdings Inc.	9	5,135
Moody’s Corp.	40	11,610
Morgan Stanley	359	24,602
MSCI Inc.	21	9,377
Nasdaq Inc.	29	3,850
Northern Trust Corp.	53	4,936
Raymond James Financial Inc.	31	2,966
S&P Global Inc.	60	19,724
State Street Corp.	89	6,477
T Rowe Price Group Inc.	57	8,629

		218,376

Chemicals — 1.9%
Air Products & Chemicals Inc.	55	15,027
Albemarle Corp.	27	3,983
Celanese Corp.	29	3,768
CF Industries Holdings Inc.	55	2,129
Corteva Inc.	187	7,241
Dow Inc.	187	10,378
Eastman Chemical Co.	34	3,409
Ecolab Inc.	63	13,631
FMC Corp.	33	3,793
International Flavors & Fragrances Inc.	27	2,939
Linde PLC	132	34,783
LyondellBasell Industries NV, Class A	65	5,958
Mosaic Co. (The)	85	1,956
PPG Industries Inc.	59	8,509
Sherwin-Williams Co. (The)	20	14,698

		132,202

Commercial Services & Supplies — 0.5%
Cintas Corp.	22	7,776
Copart Inc.(a)	52	6,617
Republic Services Inc.	53	5,104
Rollins Inc.	56	2,188

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	98	$11,557

		33,242

Communications Equipment — 0.9%
Arista Networks Inc.(a)	14	4,068
Cisco Systems Inc.	1,063	47,569
F5 Networks Inc.(a)	16	2,815
Juniper Networks Inc.	85	1,913
Motorola Solutions Inc.	43	7,313

		63,678

Construction & Engineering — 0.0%
Quanta Services Inc.	35	2,521

Construction Materials — 0.1%
Martin Marietta Materials Inc.	16	4,544
Vulcan Materials Co.	33	4,894

		9,438

Consumer Finance — 0.6%
American Express Co.	164	19,829
Capital One Financial Corp.	115	11,368
Discover Financial Services	77	6,971
Synchrony Financial	135	4,686

		42,854

Containers & Packaging — 0.4%
Amcor PLC	390	4,590
Avery Dennison Corp.	21	3,257
Ball Corp.	82	7,641
International Paper Co.	100	4,972
Packaging Corp. of America	24	3,310
Sealed Air Corp.	40	1,832
Westrock Co.	65	2,829

		28,431

Distributors — 0.1%
Genuine Parts Co.	36	3,615
LKQ Corp.(a)	70	2,467
Pool Corp.	10	3,725

		9,807

Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B(a)	490	113,616

Diversified Telecommunication Services — 1.6%
AT&T Inc.	1,793	51,566
CenturyLink Inc.	245	2,389
Verizon Communications Inc.	1,041	61,159

		115,114

Electric Utilities — 0.9%
Edison International	95	5,968
Entergy Corp.	50	4,992
Eversource Energy	86	7,440
Exelon Corp.	245	10,344
NextEra Energy Inc.	493	38,035

		66,779

Electrical Equipment — 0.5%
AMETEK Inc.	58	7,015
Eaton Corp. PLC	100	12,014
Emerson Electric Co.	150	12,055
Rockwell Automation Inc.	29	7,273

		38,357

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	75	$9,808
CDW Corp./DE	36	4,745
Corning Inc.	192	6,912
IPG Photonics Corp.(a)	9	2,014
Keysight Technologies Inc.(a)	47	6,208
TE Connectivity Ltd.	83	10,049
Vontier Corp.(a)	33	1,102
Zebra Technologies Corp., Class A(a)	13	4,996

		45,834

Energy Equipment & Services — 0.3%
Baker Hughes Co.	173	3,607
Halliburton Co.	220	4,158
NOV Inc.	95	1,304
Schlumberger Ltd.	350	7,641
TechnipFMC PLC	105	987

		17,697

Entertainment — 2.5%
Activision Blizzard Inc.	195	18,105
Electronic Arts Inc.	73	10,483
Live Nation Entertainment Inc.(a)	36	2,645
Netflix Inc.(a)	112	60,562
Take-Two Interactive Software Inc.(a)	29	6,026
Walt Disney Co. (The)(a)	455	82,437

		180,258

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	31	5,525
American Tower Corp.	112	25,140
AvalonBay Communities Inc.	35	5,615
Boston Properties Inc.	36	3,403
Crown Castle International Corp.	109	17,352
Digital Realty Trust Inc.	70	9,766
Duke Realty Corp.	94	3,757
Equinix Inc.	23	16,426
Equity Residential	87	5,157
Essex Property Trust Inc.	17	4,036
Extra Space Storage Inc.	33	3,823
Federal Realty Investment Trust	17	1,447
Healthpeak Properties Inc.	135	4,081
Host Hotels & Resorts Inc.	175	2,560
Iron Mountain Inc.	73	2,152
Kimco Realty Corp.	110	1,651
Mid-America Apartment Communities Inc.	29	3,674
Prologis Inc.	186	18,537
Public Storage	38	8,775
Realty Income Corp.	88	5,471
Regency Centers Corp.	40	1,824
SBA Communications Corp.	28	7,900
Simon Property Group Inc.	82	6,993
SL Green Realty Corp.	18	1,072
UDR Inc.	75	2,882
Ventas Inc.	95	4,659
Vornado Realty Trust	40	1,494
Welltower Inc.	105	6,785
Weyerhaeuser Co.	188	6,304

		188,261

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	111	41,823
Kroger Co. (The)	195	6,193
Sysco Corp.	128	9,505

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	180	$7,178

		64,699

Food Products — 1.1%
Archer-Daniels-Midland Co.	140	7,057
Campbell Soup Co.	50	2,418
Conagra Brands Inc.	123	4,460
General Mills Inc.	153	8,996
Hershey Co. (The)	37	5,636
Hormel Foods Corp.	70	3,263
JM Smucker Co. (The)	29	3,352
Kellogg Co.	65	4,045
Kraft Heinz Co. (The)	163	5,650
Lamb Weston Holdings Inc.	37	2,913
McCormick & Co. Inc./MD, NVS	62	5,927
Mondelez International Inc., Class A	361	21,108
Tyson Foods Inc., Class A	75	4,833

		79,658

Gas Utilities — 0.0%
Atmos Energy Corp.	32	3,054

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	446	48,833
ABIOMED Inc.(a)	12	3,890
Align Technology Inc.(a)	18	9,619
Baxter International Inc.	128	10,271
Becton Dickinson and Co.	73	18,266
Boston Scientific Corp.(a)	361	12,978
Cooper Companies Inc. (The)	13	4,723
Danaher Corp.	159	35,320
DENTSPLY SIRONA Inc.	55	2,880
DexCom Inc.(a)	24	8,873
Edwards Lifesciences Corp.(a)	157	14,323
Hologic Inc.(a)	65	4,734
IDEXX Laboratories Inc.(a)	22	10,997
Intuitive Surgical Inc.(a)	29	23,725
Medtronic PLC	339	39,711
ResMed Inc.	37	7,865
STERIS PLC	22	4,170
Stryker Corp.	83	20,338
Teleflex Inc.	11	4,527
Varian Medical Systems Inc.(a)	23	4,025
West Pharmaceutical Services Inc.	19	5,383
Zimmer Biomet Holdings Inc.	52	8,013

		303,464

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	37	3,617
Anthem Inc.	63	20,229
Cardinal Health Inc.	75	4,017
Centene Corp.(a)	145	8,704
Cigna Corp.	91	18,944
CVS Health Corp.	330	22,539
DaVita Inc.(a)	19	2,231
HCA Healthcare Inc.	67	11,019
Henry Schein Inc.(a)	37	2,474
Humana Inc.	34	13,949
Laboratory Corp. of America Holdings(a)	24	4,885
McKesson Corp.	41	7,131
Quest Diagnostics Inc.	34	4,052
UnitedHealth Group Inc.	239	83,812

Security	Shares	Value

Health Care Providers & Services (continued)
Universal Health Services Inc., Class B	20	$2,750

		210,353

Health Care Technology — 0.1%
Cerner Corp.	77	6,043

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	187	4,050
Chipotle Mexican Grill Inc.(a)	8	11,094
Darden Restaurants Inc.	33	3,931
Domino’s Pizza Inc.	10	3,835
Hilton Worldwide Holdings Inc.	70	7,788
Las Vegas Sands Corp.	83	4,947
Marriott International Inc./MD, Class A	67	8,839
McDonald’s Corp.	188	40,341
MGM Resorts International	103	3,245
Norwegian Cruise Line Holdings Ltd.(a)	80	2,034
Royal Caribbean Cruises Ltd.	47	3,510
Starbucks Corp.	295	31,559
Wynn Resorts Ltd.	25	2,821
Yum! Brands Inc.	76	8,251

		136,245

Household Durables — 0.4%
DR Horton Inc.	83	5,720
Garmin Ltd.	38	4,547
Leggett & Platt Inc.	35	1,551
Lennar Corp., Class A	70	5,336
Mohawk Industries Inc.(a)	15	2,114
Newell Brands Inc.	95	2,017
NVR Inc.(a)	1	4,080
PulteGroup Inc.	67	2,889
Whirlpool Corp.	16	2,888

		31,142

Household Products — 1.8%
Church & Dwight Co. Inc.	62	5,408
Clorox Co. (The)	32	6,462
Colgate-Palmolive Co.	216	18,470
Kimberly-Clark Corp.	86	11,596
Procter & Gamble Co. (The)	624	86,823

		128,759

Industrial Conglomerates — 0.5%
General Electric Co.	2,204	23,803
Roper Technologies Inc.	27	11,640

		35,443

Insurance — 2.1%
Aflac Inc.	165	7,337
Allstate Corp. (The)	77	8,465
American International Group Inc.	216	8,178
Aon PLC, Class A	58	12,254
Arthur J Gallagher & Co.	48	5,938
Assurant Inc.	15	2,043
Chubb Ltd.	114	17,547
Cincinnati Financial Corp.	38	3,320
Everest Re Group Ltd.	10	2,341
Globe Life Inc.	24	2,279
Hartford Financial Services Group Inc. (The)	90	4,408
Lincoln National Corp.	45	2,264
Loews Corp.	60	2,701
Marsh & McLennan Companies Inc.	128	14,976
MetLife Inc.	192	9,014

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Principal Financial Group Inc.	65	$3,225
Progressive Corp. (The)	147	14,535
Prudential Financial Inc.	100	7,807
Travelers Companies Inc. (The)	64	8,984
Unum Group	50	1,147
Willis Towers Watson PLC	33	6,952
WR Berkley Corp.	35	2,325

		148,040

Interactive Media & Services — 6.1%
Alphabet Inc., Class A(a)	75	131,448
Alphabet Inc., Class C, NVS(a)	73	127,887
Facebook Inc., Class A(a)	605	165,262
Twitter Inc.(a)	200	10,830

		435,427

Internet & Direct Marketing Retail — 5.4%
Amazon.com Inc.(a)	107	348,491
Booking Holdings Inc.(a)	10	22,273
eBay Inc.	165	8,291
Etsy Inc.(a)	32	5,693
Expedia Group Inc.	34	4,502

		389,250

IT Services — 6.1%
Accenture PLC, Class A	159	41,532
Akamai Technologies Inc.(a)	41	4,304
Automatic Data Processing Inc.	108	19,030
Broadridge Financial Solutions Inc.	29	4,443
Cognizant Technology Solutions Corp., Class A	135	11,063
DXC Technology Co.	65	1,674
Fidelity National Information Services Inc.	156	22,068
Fiserv Inc.(a)	145	16,510
FleetCor Technologies Inc.(a)	21	5,729
Gartner Inc.(a)	23	3,684
Global Payments Inc.	76	16,372
International Business Machines Corp.	224	28,197
Jack Henry & Associates Inc.	19	3,078
Leidos Holdings Inc.	34	3,574
Mastercard Inc., Class A	221	78,884
Paychex Inc.	80	7,454
PayPal Holdings Inc.(a)	295	69,089
VeriSign Inc.(a)	26	5,626
Visa Inc., Class A	427	93,398
Western Union Co. (The)	105	2,304

		438,013

Leisure Products — 0.0%
Hasbro Inc.	32	2,993

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	77	9,124
Bio-Rad Laboratories Inc., Class A(a)	6	3,498
Illumina Inc.(a)	36	13,320
IQVIA Holdings Inc.(a)	48	8,600
Mettler-Toledo International Inc.(a)	6	6,838
PerkinElmer Inc.	28	4,018
Thermo Fisher Scientific Inc.	99	46,112
Waters Corp.(a)	16	3,959

		95,469

Machinery — 1.9%
Caterpillar Inc.	137	24,937
Cummins Inc.	37	8,403

Security	Shares	Value

Machinery (continued)
Deere & Co.	79	$21,255
Dover Corp.	36	4,545
Flowserve Corp.	33	1,216
Fortive Corp.	85	6,020
IDEX Corp.	19	3,785
Illinois Tool Works Inc.	73	14,883
Ingersoll Rand Inc.(a)	95	4,328
Otis Worldwide Corp.	102	6,890
PACCAR Inc.	87	7,506
Parker-Hannifin Corp.	33	8,989
Pentair PLC	42	2,230
Snap-on Inc.	14	2,396
Stanley Black & Decker Inc.	41	7,321
Westinghouse Air Brake Technologies Corp.	45	3,294
Xylem Inc./NY	45	4,581

		132,579

Media — 1.5%
Charter Communications Inc., Class A(a)	36	23,816
Comcast Corp., Class A	1,149	60,208
Discovery Inc., Class A(a)	40	1,204
Discovery Inc., Class C, NVS(a)	75	1,964
DISH Network Corp., Class A(a)	63	2,037
Fox Corp., Class A, NVS	85	2,475
Fox Corp., Class B(a)	40	1,155
Interpublic Group of Companies Inc. (The)	98	2,305
News Corp., Class A, NVS	99	1,779
News Corp., Class B	30	533
Omnicom Group Inc.	55	3,430
ViacomCBS Inc., Class B, NVS	142	5,291

		106,197

Metals & Mining — 0.4%
Freeport-McMoRan Inc.	366	9,523
Newmont Corp.	202	12,098
Nucor Corp.	75	3,989

		25,610

Multi-Utilities — 0.4%
CenterPoint Energy Inc.	135	2,922
Consolidated Edison Inc.	86	6,215
Public Service Enterprise Group Inc.	127	7,404
Sempra Energy	73	9,301

		25,842

Multiline Retail — 0.6%
Dollar General Corp.	61	12,828
Dollar Tree Inc.(a)	59	6,374
Target Corp.	126	22,243

		41,445

Oil, Gas & Consumable Fuels — 0.5%
HollyFrontier Corp.	38	982
Kinder Morgan Inc./DE	490	6,698
Marathon Petroleum Corp.	164	6,783
ONEOK Inc.	112	4,299
Phillips 66	110	7,694
Valero Energy Corp.	103	5,827
Williams Companies Inc. (The)	305	6,115

		38,398

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	57	15,173

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	568	$35,233
Catalent Inc.(a)	41	4,267
Eli Lilly & Co.	200	33,768
Merck & Co. Inc.	637	52,107
Perrigo Co. PLC	35	1,565
Pfizer Inc.	1,398	51,460
Viatris Inc.(a)	303	5,678
Zoetis Inc.	120	19,860

		203,938

Professional Services — 0.4%
Equifax Inc.	31	5,978
IHS Markit Ltd.	94	8,444
Nielsen Holdings PLC	90	1,878
Robert Half International Inc.	28	1,750
Verisk Analytics Inc.	41	8,511

		26,561

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	85	5,331

Road & Rail — 1.1%
CSX Corp.	193	17,515
JB Hunt Transport Services Inc.	21	2,870
Kansas City Southern	24	4,899
Norfolk Southern Corp.	64	15,207
Old Dominion Freight Line Inc.	24	4,684
Union Pacific Corp.	170	35,397

		80,572

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices Inc.(a)	303	27,788
Analog Devices Inc.	93	13,739
Applied Materials Inc.	230	19,849
Broadcom Inc.	101	44,223
Intel Corp.	1,031	51,364
KLA Corp.	39	10,098
Lam Research Corp.	36	17,002
Maxim Integrated Products Inc.	67	5,940
Microchip Technology Inc.	66	9,115
Micron Technology Inc.(a)	280	21,050
NVIDIA Corp.	155	80,941
Qorvo Inc.(a)	29	4,822
QUALCOMM Inc.	285	43,417
Skyworks Solutions Inc.	42	6,421
Teradyne Inc.	42	5,035
Texas Instruments Inc.	231	37,914
Xilinx Inc.	62	8,790

		407,508

Software — 9.5%
Adobe Inc.(a)	120	60,015
ANSYS Inc.(a)	21	7,640
Autodesk Inc.(a)	56	17,099
Cadence Design Systems Inc.(a)	70	9,550
Citrix Systems Inc.	31	4,033
Fortinet Inc.(a)	34	5,050
Intuit Inc.	66	25,070
Microsoft Corp.	1,902	423,043
NortonLifeLock Inc.	149	3,096
Oracle Corp.	477	30,857
Paycom Software Inc.(a)	13	5,879
salesforce.com Inc.(a)	230	51,182

Security	Shares	Value

Software (continued)
ServiceNow Inc.(a)	49	$26,971
Synopsys Inc.(a)	38	9,851
Tyler Technologies Inc.(a)	11	4,802

		684,138

Specialty Retail — 2.4%
Advance Auto Parts Inc.	17	2,678
AutoZone Inc.(a)	5	5,927
Best Buy Co. Inc.	58	5,788
CarMax Inc.(a)	41	3,873
Gap Inc. (The)	50	1,009
Home Depot Inc. (The)	271	71,983
L Brands Inc.	60	2,231
Lowe’s Companies Inc.	184	29,534
O’Reilly Automotive Inc.(a)	18	8,146
Ross Stores Inc.	90	11,053
Tiffany & Co.	27	3,549
TJX Companies Inc. (The)	302	20,624
Tractor Supply Co.	29	4,077
Ulta Beauty Inc.(a)	14	4,020

		174,492

Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	4,021	533,546
Hewlett Packard Enterprise Co.	320	3,792
HP Inc.	345	8,484
NetApp Inc.	57	3,776
Seagate Technology PLC	57	3,543
Western Digital Corp.	77	4,265
Xerox Holdings Corp.	41	951

		558,357

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	85	1,239
Nike Inc., Class B	316	44,704
PVH Corp.	18	1,690
Ralph Lauren Corp.	12	1,245
Tapestry Inc.	70	2,176
Under Armour Inc., Class A(a)	45	773
Under Armour Inc., Class C, NVS(a)	50	744
VF Corp.	80	6,833

		59,404

Trading Companies & Distributors — 0.2%
Fastenal Co.	145	7,080
United Rentals Inc.(a)	18	4,175
WW Grainger Inc.	12	4,900

		16,155

Water Utilities — 0.1%
American Water Works Co. Inc.	46	7,060

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	147	19,823

Total Common Stocks — 99.8% (Cost: $6,458,363)		7,156,705

Total Investments in Securities — 99.8% (Cost: $6,458,363)		7,156,705

Other Assets, Less Liabilities — 0.2%		11,992

Net Assets — 100.0%		$7,168,697

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® ESG Screened S&P 500 ETF

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Value at		Purchases		Proceeds	Net Realized	Change in Unrealized Appreciation		Value at	Shares Held at		Capital Gain Distributions from Underlying
Affiliated Issuer	09/22/20	(a)	at Cost		from Sales	Gain (Loss)	(Depreciation	)	12/31/20	12/31/20	Income	Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—		$0	(c)	$—	$—	$—		$—	—	$4	$—
BlackRock Inc.	—		20,347		—	—	4,907		25,254	35	102	—

						$—	$4,907		$25,254		$106	$—

(a)	The Fund commenced operations on September 22, 2020.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,156,705	$—	$—	$7,156,705

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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